Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.5%
	MUNICIPAL BONDS – 92.4%
	Alabama – 3.6%
$1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured	No Opt. Call	AA	$1,250,360
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	6,935,938
6,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	6,576,440
4,050	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,253,836
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
285	5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA	292,034
385	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	410,460
450	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	498,011
7,335	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A2	8,145,077
700	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	784,462
27,040	Total Alabama			29,146,618
	Alaska – 0.2%
1,565	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/23 (AMT)	1/21 at 100.00	A1	1,568,036
	Arizona – 3.1%
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,394,804
6,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	7,915,715
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,844,898
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
450	5.000%, 9/01/22	No Opt. Call	A2	482,256
500	5.000%, 9/01/23	No Opt. Call	A2	558,680
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,964,402

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	$1,457,313
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
1,500	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	1,719,960
2,750	5.000%, 7/01/26 (AMT)	No Opt. Call	A1	3,355,192
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa3	1,019,850
2,375	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 2.800%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A-	2,397,206
22,295	Total Arizona			25,110,276
	California – 4.0%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	6,093,027
4,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.450%, 1/01/50 (Mandatory Put 7/01/21), 144A (AMT)	7/21 at 100.00	Aaa	4,003,920
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	A	4,075,960
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22 (ETM)	No Opt. Call	Aa1 (4)	2,982,226
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A1	8,247,855
7,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019H, 5.000%, 5/01/21 (AMT)	No Opt. Call	A1	7,103,110
31,060	Total California			32,506,098
	Colorado – 3.8%
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	260,382
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	596,986
1,200	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (4)	1,223,388
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
400	5.000%, 10/01/21	No Opt. Call	A-	413,196
300	5.000%, 10/01/23	No Opt. Call	A-	335,937
350	5.000%, 10/01/24	No Opt. Call	A-	406,602
200	5.000%, 10/01/25	No Opt. Call	A-	240,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,325	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	$2,724,923
190	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A, 5.000%, 5/15/21	No Opt. Call	A-	193,065
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
140	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	158,287
175	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	205,203
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/21 (AMT)	No Opt. Call	AA-	2,077,580
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,081,300
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,416,200
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,409,020
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,024,860
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,280,380
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,080,840
4,855	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A-	4,943,798
225	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019, 4.000%, 12/01/21	No Opt. Call	BBB-	231,109
2,040	Pueblo Urban Renewal Authority, Colorado, State Sales Tax Increment Revenue Bonds, Regional Tourism Project, Series 2017, 3.000%, 6/01/21	No Opt. Call	N/R	2,042,958
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	532,650
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
100	5.000%, 12/15/21 – AGM Insured	No Opt. Call	AA	103,964
105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	113,453
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	301,904
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
175	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	192,815
200	4.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	226,798
28,540	Total Colorado			30,817,888

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.2%
$465	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2011J, 5.000%, 11/01/25	11/21 at 100.00	A1	$482,461
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	A+	1,482,168
1,665	Total Connecticut			1,964,629
	District of Columbia – 1.1%
5,345	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	Aa3	5,515,666
1,205	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,245,934
2,175	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 10/01/22	No Opt. Call	AA+	2,305,130
8,725	Total District of Columbia			9,066,730
	Florida – 3.9%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A1	1,563,085
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,119,210
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	428,849
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A1	1,507,623
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	830,243
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	16,025,400
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,549,485
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,327,392
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	1,884,890
1,065	Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series 2020, 5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,282,867
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,030,311
1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,014,300
860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA-	883,469

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
$200	5.000%, 7/01/22	No Opt. Call	A2	$212,900
340	5.000%, 7/01/25	No Opt. Call	A2	403,356
225	5.000%, 7/01/26	No Opt. Call	A2	274,516
29,175	Total Florida			31,337,896
	Georgia – 1.6%
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2020B, 5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	1,156,010
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,500,000
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
285	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	291,355
1,035	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	1,063,866
1,136	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (4)	1,167,940
1,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/21	No Opt. Call	A3	1,016,430
3,555	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	4,031,583
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,621,732
11,981	Total Georgia			12,848,916
	Hawaii – 0.2%
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
300	5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	345,225
800	5.000%, 7/01/25 (AMT)	No Opt. Call	Aa3	952,192
1,100	Total Hawaii			1,297,417
	Idaho – 0.2%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,810,651
	Illinois – 6.0%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	420,768
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	3,080,850
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	371,412
4,795	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012A, 5.000%, 1/01/24 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (4)	5,014,419
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	A+	1,242,408
1,145	Downers Grove, Illinois, General Obligation Bonds, Series 2012, 3.000%, 1/01/21	No Opt. Call	AAA	1,145,000

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,250	Granite City, Illinois, Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2002, 2.450%, 5/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A-	$1,257,388
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
400	5.000%, 10/01/23	No Opt. Call	BBB+	444,096
400	5.000%, 10/01/24	No Opt. Call	BBB+	459,084
400	5.000%, 10/01/25	No Opt. Call	BBB+	473,800
380	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2014A, 3.500%, 7/01/21	No Opt. Call	AA-	385,521
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,068,930
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,122,100
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,168,040
4,350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-1, 5.000%, 5/15/50 (Mandatory Put 11/15/24)	5/24 at 100.00	A	4,985,274
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-2, 5.000%, 5/15/50 (Mandatory Put 11/15/26)	5/26 at 100.00	A	1,221,160
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/22	No Opt. Call	AA-	270,570
575	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	574,506
5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	5,390,749
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	BBB-	2,244,140
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB-	3,346,791
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,309,250
5,225	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	6,172,919
	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C:
400	4.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	425,616
355	4.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	407,671
125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	130,860
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,924,652
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	540,010
450	5.000%, 4/15/24	No Opt. Call	AA-	515,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	$1,023,750
45,500	Total Illinois			49,136,962
	Indiana – 1.2%
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,702,725
2,810	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,823,347
	Tippecanoe School Corporation, Indiana, General Obligation Bonds, Series 2020:
1,080	4.000%, 1/15/24	No Opt. Call	Aa2	1,193,767
1,090	4.000%, 7/15/24	No Opt. Call	Aa2	1,219,765
700	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	700,777
	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2020:
300	4.000%, 1/15/25	No Opt. Call	AA+	343,230
500	4.000%, 7/15/25	No Opt. Call	AA+	580,205
700	4.000%, 1/15/26	No Opt. Call	AA+	823,305
8,680	Total Indiana			9,387,121
	Iowa – 1.6%
1,225	Des Moines, Iowa, Stormwater Management Utility Revenue Bonds, Capital Loan Notes Series 2018C, 5.000%, 6/01/21	No Opt. Call	AA+	1,249,230
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A, 5.000%, 7/01/25	7/23 at 100.00	A1	1,110,670
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	1/21 at 103.00	BB-	343,147
125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/21 at 103.00	BB-	128,969
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	158,075
	Sioux City Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020:
5,400	3.000%, 10/01/23 – BAM Insured	No Opt. Call	AA	5,761,476
2,500	3.000%, 10/01/24 – BAM Insured	No Opt. Call	AA	2,724,650
1,400	Southeast Polk Community School District, Polk, Jasper and Marion Counties, Iowa, General Obligation Bonds, School Series 2020A, 5.000%, 5/01/24	No Opt. Call	AA-	1,612,142
12,130	Total Iowa			13,088,359

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas – 0.1%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
$500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	$529,035
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	552,125
1,000	Total Kansas			1,081,160
	Kentucky – 1.7%
1,435	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes, Series E-2020-1, 0.425%, 12/01/21	6/21 at 100.00	N/R	1,435,373
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	4,256,119
4,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A2	4,558,560
3,310	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	3,344,556
12,530	Total Kentucky			13,594,608
	Louisiana – 1.8%
6,000	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	7,168,560
2,310	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	5/21 at 100.00	Aa3	2,310,601
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,502,394
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,564,100
13,275	Total Louisiana			14,545,655
	Maryland – 0.8%
1,040	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	1,221,002
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	4,978,000
5,040	Total Maryland			6,199,002
	Massachusetts – 1.0%
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	729,765
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	870,681
350	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	432,919
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A, 4.000%, 7/01/21 (AMT)	No Opt. Call	AA	1,017,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
$880	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	$1,043,117
1,250	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,519,850
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,109,620
1,100	The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2014, Series D (Multi-Modal Bonds) Subseries D-2, 1.700%, 8/01/43 (Mandatory Put 8/01/22)	No Opt. Call	Aa1	1,123,441
7,020	Total Massachusetts			7,847,303
	Michigan – 1.3%
1,705	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/22	No Opt. Call	AA-	1,860,223
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,942,323
1,180	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 4.000%, 8/20/21	No Opt. Call	N/R	1,208,568
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,531,599
1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	1,008,910
2,000	Michigan State, Trunk Line Fund Bonds, Refunding Series 2020A, 5.000%, 11/15/21	No Opt. Call	AA+	2,083,620
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,122,160
10,040	Total Michigan			10,757,403
	Minnesota – 7.9%
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	244,294
	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A:
735	5.000%, 2/01/23	No Opt. Call	Aa2	803,428
560	5.000%, 2/01/24	No Opt. Call	Aa2	636,530
750	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/23	No Opt. Call	Aa2	806,647
1,175	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, School Building Series 2012A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,339,829
	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019:
150	3.000%, 9/01/21	No Opt. Call	N/R	149,159
210	4.000%, 9/01/23	No Opt. Call	N/R	210,517
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,553,231

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$200	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	$200,360
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	444,796
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	674,502
755	5.000%, 2/01/23	No Opt. Call	Aa2	821,191
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C:
255	5.000%, 2/01/21	No Opt. Call	Aa2	255,788
280	5.000%, 2/01/23	No Opt. Call	Aa2	304,548
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,323,941
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,277,589
505	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	508,676
1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	1,703,465
210	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	214,773
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	541,720
650	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	679,679
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,120,010
200	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 4.000%, 1/01/21	No Opt. Call	AA-	200,000
2,000	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019E, 1.400%, 8/01/21	2/21 at 100.00	AAA	2,001,540
565	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 1.700%, 1/01/21 (AMT)	No Opt. Call	AA+	565,000
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A:
600	1.150%, 7/01/21 (AMT)	No Opt. Call	AA+	601,668
265	1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	271,514
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	373,649

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
$500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	$535,990
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	444,688
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	5,053,980
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,271,792
50	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019, 2.700%, 8/01/21	No Opt. Call	N/R	49,725
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	752,681
5,100	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A-	5,100,000
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	9,820,332
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,748,075
295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21 (5)	No Opt. Call	N/R	200,600
2,395	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,641,445
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	3.000%, 9/01/21	No Opt. Call	N/R	502,940
500	3.000%, 9/01/22	No Opt. Call	N/R	506,785
215	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	212,837
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,863,793
55	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	55,195
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	7,139,685
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	351,012
300	3.000%, 8/01/23	No Opt. Call	N/R	300,588
400	3.000%, 8/01/24	No Opt. Call	N/R	401,208
400	3.000%, 8/01/25	8/24 at 102.00	N/R	400,676
60,795	Total Minnesota			64,182,071

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.1%
$1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT)	No Opt. Call	BBB	$1,049,220
	Missouri – 3.7%
775	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	771,768
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	103,868
1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,280,848
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,462,821
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/21	No Opt. Call	BBB-	401,908
300	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	314,142
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,056,210
825	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2020, 1.000%, 10/01/27	No Opt. Call	A	822,715
145	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	145,054
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	736,912
	Kansas City, Missouri, General Obligation Bonds, Series 2020A:
410	5.000%, 2/01/23	No Opt. Call	AA	450,233
435	5.000%, 2/01/24	No Opt. Call	AA	497,892
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,365,563
1,000	Meramec Valley School District R-3, Franklin and St Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,079,410
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,101,520
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
200	5.000%, 10/01/23	No Opt. Call	A	219,308
505	5.000%, 10/01/24	No Opt. Call	A	571,039
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020:
640	3.000%, 11/01/22	No Opt. Call	Baa2	661,018
665	4.000%, 11/01/23	No Opt. Call	Baa2	715,613
475	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25	No Opt. Call	A2	573,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%, 6/01/36 (Mandatory Put 6/01/23)	12/22 at 100.00	AA-	$271,583
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
465	5.000%, 9/01/21	No Opt. Call	BBB-	475,755
275	5.000%, 9/01/22	No Opt. Call	BBB-	290,956
285	5.000%, 9/01/23	No Opt. Call	BBB-	311,707
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	145,161
230	5.000%, 10/01/23	No Opt. Call	A+	254,564
225	5.000%, 10/01/24	No Opt. Call	A+	257,519
310	Orchard Farm R-V School District, Saint Charles County, Missouri, Certificates of Participation, Series 2020, 3.000%, 4/01/21	No Opt. Call	A+	311,981
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	301,491
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,043,030
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
725	5.000%, 11/15/24	No Opt. Call	N/R	780,760
630	5.000%, 11/15/26	11/25 at 100.00	N/R	686,876
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,381,047
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,236,360
1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa2	1,782,430
325	St Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 4.000%, 2/01/24	No Opt. Call	Aa3	359,206
	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B:
450	3.000%, 3/01/21	No Opt. Call	AA+	451,980
450	3.000%, 3/01/22	No Opt. Call	AA+	464,909
28,235	Total Missouri			30,138,221
	Montana – 0.3%
2,085	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2013, 1.000%, 3/01/38 (Mandatory Put 3/01/21)	3/21 at 100.00	Aa2	2,087,064
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	523,465
2,585	Total Montana			2,610,529

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 1.0%
$690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	$720,477
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
200	5.000%, 11/15/21	No Opt. Call	AA-	207,688
115	5.000%, 11/15/23	No Opt. Call	AA-	129,867
125	5.000%, 11/15/24	No Opt. Call	AA-	146,438
175	5.000%, 11/15/25	No Opt. Call	AA-	212,532
2,635	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	3,181,078
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,745,424
1,555	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	BBB	1,643,355
7,180	Total Nebraska			7,986,859
	Nevada – 2.0%
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (AMT)	No Opt. Call	A1	3,065,850
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,795,100
1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,408,306
3,000	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, Republic Services Inc, Variable Rate Demand Series 2001, 0.300%, 12/01/26 (Mandatory Put 6/01/21), 144A (AMT)	No Opt. Call	BBB+	3,000,000
110	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016, 2.000%, 9/01/21	No Opt. Call	N/R	109,927
1,410	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/22	6/21 at 100.00	Aa1	1,437,777
1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	1,796,337
15,700	Total Nevada			16,613,297
	New Jersey – 4.4%
1,330	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016, 5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,344,843
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,792,960
1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	1,451,268

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018B:
$2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	AAA	$2,605,000
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	7,065,045
2,315	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 5.000%, 6/01/26	No Opt. Call	A3	2,833,236
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,416,956
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,301,470
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	Baa1	1,152,980
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
5,000	5.000%, 6/01/21	No Opt. Call	A	5,098,050
1,685	5.000%, 6/01/23	No Opt. Call	A	1,872,776
32,925	Total New Jersey			35,934,584
	New Mexico – 1.5%
5,440	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	5,555,382
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,928,200
	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017:
1,615	5.000%, 6/01/21	No Opt. Call	AA+	1,646,945
2,110	5.000%, 6/01/22	No Opt. Call	AA+	2,253,944
11,665	Total New Mexico			12,384,471
	New York – 4.2%
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Subordinate Revenue Anticipation Notes Series 2020B, 5.000%, 3/31/21	No Opt. Call	N/R	4,730,118
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	14,845,143
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
400	5.000%, 12/01/22	No Opt. Call	BBB+	433,812
500	5.000%, 12/01/23	No Opt. Call	BBB+	563,450
600	5.000%, 12/01/24	No Opt. Call	BBB+	700,764
2,475	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/24	No Opt. Call	AA	2,880,702

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	$3,166,980
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,355,757
3,895	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021I, 2.000%, 7/22/21	No Opt. Call	N/R	3,920,045
1,265	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021-II, 2.000%, 8/19/21 (WI/DD)	No Opt. Call	N/R	1,274,272
32,050	Total New York			33,871,043
	North Carolina – 0.7%
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,932,867
2,990	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	3,391,736
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	583,895
5,235	Total North Carolina			5,908,498
	North Dakota – 0.5%
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
585	4.750%, 12/01/21	No Opt. Call	N/R	594,799
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,291,687
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	334,415
	West Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2020A:
750	2.000%, 5/01/24	No Opt. Call	A1	783,893
500	4.000%, 5/01/25	No Opt. Call	A1	570,445
500	4.000%, 5/01/26	No Opt. Call	A1	582,205
3,860	Total North Dakota			4,157,444
	Ohio – 1.5%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	897,441
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A2	882,683
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	856
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,794,867
2,310	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	2,378,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$4,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	$4,472,720
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	420,581
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22	No Opt. Call	A	522,995
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/21	No Opt. Call	A	507,865
11,760	Total Ohio			11,878,176
	Oklahoma – 0.2%
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,215,964
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	449,425
1,490	Total Oklahoma			1,665,389
	Oregon – 1.4%
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
300	0.000%, 6/15/23 (6)	No Opt. Call	AA+	326,433
500	0.000%, 6/15/24 (6)	No Opt. Call	AA+	566,125
350	0.000%, 6/15/26	No Opt. Call	AA+	425,688
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,857,560
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24	No Opt. Call	BBB+	520,240
3,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	3,403,080
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,046,850
10,220	Total Oregon			11,145,976
	Pennsylvania – 1.7%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,053,830
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	830,752
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,062,780
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	2,002,016
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	534,508
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,057,360

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	$5,132,228
940	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020-21A, 4.000%, 6/30/21	No Opt. Call	N/R	957,635
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A2	427,224
	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B:
550	4.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	602,822
300	4.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	338,958
13,125	Total Pennsylvania			14,000,113
	South Carolina – 1.3%
2,215	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	2,389,010
875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	1,053,456
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,928,105
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,179,124
9,355	Total South Carolina			10,549,695
	South Dakota – 0.4%
200	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016, 3.000%, 11/01/21	No Opt. Call	BB	199,608
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	585,614
1,940	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,214,064
2,725	Total South Dakota			2,999,286
	Tennessee – 0.7%
100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	127,682
1,050	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A+	1,050,000
4,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	4,644,920
5,150	Total Tennessee			5,822,602
	Texas – 12.7%
1,150	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB-	1,150,000
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,628,100
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,084,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Brazos Higher Education Authority Inc, Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
$1,175	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	$1,280,891
775	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	871,092
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	577,065
1,540	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	1,771,878
1,570	Conroe, Texas, General Obligation Bonds, Limited Tax Refunding Series 2020, 5.000%, 3/01/22	No Opt. Call	AA+	1,656,366
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,080,760
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,161,520
2,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/24	No Opt. Call	A1	2,935,950
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A	2,244,754
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	5,010,870
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,741,325
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,435,100
4,170	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-2, 5.000%, 6/01/32 (Mandatory Put 12/01/24)	9/24 at 101.10	A+	4,911,176
8,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, 5.000%, 6/01/32 (Mandatory Put 12/01/26)	9/26 at 101.02	A+	10,073,040
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,895,254
2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,272,249
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,812,285
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,669,269
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,070,200
5,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/21	No Opt. Call	AA	5,038,000
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,521,550

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$850	Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 2/15/26	No Opt. Call	A2	$1,005,839
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	561,190
525	5.000%, 8/15/25	No Opt. Call	AA	636,536
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,198,830
850	Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding Series 2020B, 5.000%, 2/15/25	No Opt. Call	AA-	1,010,718
1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,005,400
450	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	452,556
310	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 4.000%, 11/15/21	No Opt. Call	BB+	313,267
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,197,476
11,970	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	12,269,130
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,191,790
1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,007,590
1,000	Upper Trinity Regional Water District, Texas, Regional Treated Water Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24	No Opt. Call	A+	1,125,430
93,640	Total Texas			102,868,676
	Utah – 1.3%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A	6,634,080
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	355,479
350	4.000%, 10/15/23	No Opt. Call	AA	380,548
1,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	1,163,510
1,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	1,868,355
9,185	Total Utah			10,401,972

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 1.2%
$5,000	Amelia County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 3.000%, 4/01/27 (Mandatory Put 4/01/21) (AMT)	No Opt. Call	A-	$5,028,100
850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	982,923
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,963,073
1,000	Suffolk, Virginia, General Obligation Bonds, Refunding Series 2014, 5.000%, 2/01/25 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA (4)	1,147,270
540	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	552,819
9,145	Total Virginia			9,674,185
	Washington – 3.2%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,676,325
1,000	King County School District 406 Tukwila, Washington, General Obligation Bonds, Series 2016, 4.000%, 12/01/21	No Opt. Call	Aaa	1,035,110
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,619,121
1,955	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	1,961,041
225	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/21	No Opt. Call	A2	232,585
1,590	Port of Seattle, Washington, General Obligation Bonds, Refunding Series 2011, 5.250%, 12/01/21 (AMT)	6/21 at 100.00	AAA	1,622,531
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,011,110
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,057,430
3,360	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	3,813,432
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,011,110
2,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,269,900
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,817,494
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,434,896
2,550	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee - SR 520 Corridor Program, Series 2012F, 5.000%, 9/01/21	No Opt. Call	AA	2,630,656
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,199,340
24,475	Total Washington			26,392,081

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.3%
$2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	$2,787,858
	Wisconsin – 2.8%
	Kenosha, Wisconsin, General Obligation Bonds, Promissory Note Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	361,487
625	2.000%, 5/01/25	No Opt. Call	AA	661,288
	New Richmond School District, St Croix County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
1,500	4.000%, 4/01/24 (WI/DD)	No Opt. Call	Aa2	1,670,370
600	5.000%, 4/01/26 (WI/DD)	No Opt. Call	Aa2	735,396
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
400	5.000%, 1/01/22	No Opt. Call	A	417,044
300	5.000%, 1/01/23	No Opt. Call	A	325,872
200	5.000%, 1/01/24	No Opt. Call	A	225,582
400	5.000%, 1/01/26	No Opt. Call	A	481,828
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
700	5.000%, 6/01/24	No Opt. Call	A+	804,587
325	5.000%, 6/01/26	No Opt. Call	A+	398,528
250	Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/24	No Opt. Call	AA-	283,498
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,431,495
3,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,591,336
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017:
1,050	5.000%, 7/01/21	No Opt. Call	A+	1,072,942
250	5.000%, 7/01/26	No Opt. Call	A+	308,035
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	84,843
100	5.000%, 12/01/24	No Opt. Call	A+	117,132
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	120,358
1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,089,699

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/21	No Opt. Call	BBB-	$337,633
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,545,007
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
500	4.000%, 9/15/21	No Opt. Call	BBB-	507,545
500	4.000%, 9/15/22	No Opt. Call	BBB-	517,670
455	4.000%, 9/15/23	No Opt. Call	BBB-	479,479
1,640	Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24	No Opt. Call	Aa3	1,876,078
19,975	Total Wisconsin			22,444,732
$694,256	Total Municipal Bonds (cost $734,909,057)			750,579,706

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,152	Energy Harbor Corp (7), (8), (9)	$569,306
	Total Common Stocks (cost $751,144)	569,306
	Total Long-Term Investments (cost $735,660,201)	751,149,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 6.2%
	MUNICIPAL BONDS – 6.2%
	National – 2.8%
$7,500	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 0.290%, 6/01/21 (AMT), 144A	No Opt. Call	AAA	$7,500,000
15,100	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.290%, 12/01/21 (AMT), 144A (10)	No Opt. Call	AAA	15,100,000
22,600	Total National			22,600,000
	Alabama – 0.2%
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25)	No Opt. Call	A1	1,841,203
	Arizona – 0.3%
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2003A-2, 2.200%, 3/01/28 (AMT) (Mandatory Put 6/03/24)	No Opt. Call	A-	2,112,060

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 0.2%
$1,980	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	2/21 at 103.00	N/R	$1,942,618
	Indiana – 0.4%
3,250	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc Project, Series 2001, 2.950%, 10/01/31 (AMT) (Mandatory Put 10/01/21)	No Opt. Call	A-	3,305,250
	Louisiana – 0.3%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22) (10)	No Opt. Call	BBB+	2,423,808
	Minnesota – 0.4%
3,095	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation Series 2002, 0.090%, 5/04/32 (10)	12/20 at 100.00	Aa1	3,095,000
	Oregon – 0.2%
1,200	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22)	No Opt. Call	A-	1,231,032
	Virginia – 0.5%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22)	No Opt. Call	A-	1,538,790
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (10)	No Opt. Call	A-	1,282,325
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (10)	No Opt. Call	A-	1,508,014
4,220	Total Virginia			4,329,129
	Wisconsin – 0.9%
470	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 5.000%, 1/01/21	No Opt. Call	A	470,000
2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21)	No Opt. Call	A-	2,870,703

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$3,715	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23) (10)	No Opt. Call	AA	$4,065,287
7,040	Total Wisconsin			7,405,990
$49,580	Total Short-Term Investments (cost $49,889,503)			50,286,090
	Total Investments (cost $785,549,704) – 98.7%			801,435,102
	Other Assets Less Liabilities – 1.3%			10,655,968
	Net Assets – 100%			$812,091,070
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$750,579,706	$ —	$750,579,706
Common Stocks	—	569,306	—	569,306
Short-Term Investments:
Municipal Bonds	—	50,286,090	—	50,286,090
Total	$ —	$801,435,102	$ —	$801,435,102

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.